Deferred Revenue - Summarizes Changes In Deferred Revenue Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	$ 234,133	$ 0
Prepayments received	0	225,000
Assumed on Greenstone Acquisition	137,045
Gold delivered	(14,342)	(1,891)
Accretion expense	26,216	11,024
Contract liabilities at end of period	383,052	234,133
Current	116,334	39,598
Non-current	266,718	194,535
Contract liabilities	383,052	234,133
Stream Arrangement (note 14(a))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0
Prepayments received		0
Assumed on Greenstone Acquisition	137,045
Gold delivered	(3,000)	0
Accretion expense	2,298	0
Contract liabilities at end of period	136,343	0
Contract liabilities	136,343	0
Gold Prepay Transactions (note 14(b))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	159,072	0
Prepayments received		150,000
Assumed on Greenstone Acquisition	0
Gold delivered	0	0
Accretion expense	14,970	9,072
Contract liabilities at end of period	174,042	159,072
Contract liabilities	174,042	159,072
Gold purchase and sale arrangement (note 14(c))
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	75,061	0
Prepayments received		75,000
Assumed on Greenstone Acquisition	0
Gold delivered	(11,342)	(1,891)
Accretion expense	8,948	1,952
Contract liabilities at end of period	72,667	75,061
Contract liabilities	$ 72,667	$ 75,061